Schedule of property plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	R$ 18,977,684	R$ 17,908,424
Property, plant and equipment, Accumulated depreciation	8,835,093	8,412,964
Property, plant and equipment, net	10,142,591	9,495,460
Property, plant and equipment, Accumulated depreciation	(8,835,093)	(8,412,964)
In service
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	18,412,220	17,298,078
Property, plant and equipment, Accumulated depreciation	(8,835,093)	(8,412,964)
Property, plant and equipment, net	9,577,127	8,885,114
Property, plant and equipment, Accumulated depreciation	8,835,093	8,412,964
In service | Reservoirs, dams and aqueducts
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	8,161,702	8,081,989
Property, plant and equipment, Accumulated depreciation	(4,776,639)	(4,600,598)
Property, plant and equipment, net	3,385,063	3,481,391
Property, plant and equipment, Accumulated depreciation	4,776,639	4,600,598
In service | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	8,409,689	7,644,171
Property, plant and equipment, Accumulated depreciation	(2,840,114)	(2,619,939)
Property, plant and equipment, net	5,569,575	5,024,232
Property, plant and equipment, Accumulated depreciation	2,840,114	2,619,939
In service | Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	1,993,695	1,968,591
Property, plant and equipment, Accumulated depreciation	(1,125,862)	(1,096,016)
Property, plant and equipment, net	867,833	872,575
Property, plant and equipment, Accumulated depreciation	1,125,862	1,096,016
In service | Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	508,164	490,177
Property, plant and equipment, Accumulated depreciation	(49,046)	(38,269)
Property, plant and equipment, net	459,118	451,908
Property, plant and equipment, Accumulated depreciation	49,046	38,269
In service | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	33,871	44,617
Property, plant and equipment, Accumulated depreciation	(32,756)	(42,725)
Property, plant and equipment, net	1,115	1,892
Property, plant and equipment, Accumulated depreciation	32,756	42,725
In service | Furniture and tools
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	16,400	22,314
Property, plant and equipment, Accumulated depreciation	(10,966)	(15,498)
Property, plant and equipment, net	5,434	6,816
Property, plant and equipment, Accumulated depreciation	10,966	15,498
In service | Provision for impairment
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	(710,509)	(925,521)
Property, plant and equipment, Accumulated depreciation
Property, plant and equipment, net	(710,509)	(925,521)
Property, plant and equipment, Accumulated depreciation
In service | Concluded projects
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		(27,928)
Property, plant and equipment, Accumulated depreciation
Property, plant and equipment, net		(27,928)
Property, plant and equipment, Accumulated depreciation
In service | Special Obligations
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	(792)	(332)
Property, plant and equipment, Accumulated depreciation	290	81
Property, plant and equipment, net	(502)	(251)
Property, plant and equipment, Accumulated depreciation	(290)	(81)
In progress
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	565,464	610,346
Property, plant and equipment, Accumulated depreciation
Property, plant and equipment, net	565,464	610,346
Property, plant and equipment, Accumulated depreciation
In progress | Provision for impairment
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	(187,382)	(120,308)
Property, plant and equipment, Accumulated depreciation
Property, plant and equipment, net	(187,382)	(120,308)
Property, plant and equipment, Accumulated depreciation
In progress | Concluded projects
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		(3,853)
Property, plant and equipment, Accumulated depreciation
Property, plant and equipment, net		(3,853)
Property, plant and equipment, Accumulated depreciation
In progress | Cost
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	752,846	734,507
Property, plant and equipment, Accumulated depreciation
Property, plant and equipment, net	752,846	R$ 734,507
Property, plant and equipment, Accumulated depreciation